SELECTED STATEMENT OF OPERATIONS DATA (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial income:
Interest	$ 3	$ 7	$ 44
Foreign currency translation adjustments			130
Remeasurement of derivatives	1,025	1,223	811
Total financial income	1,028	1,230	985
Financial expenses:
Interest	(2,109)	(2,486)	(2,228)
Foreign currency translation adjustments	(70)	(87)
Total financial expenses:	(2,179)	(2,573)	(2,228)
Financial income (expenses), net	$ (1,151)	$ (1,343)	$ (1,243)